Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 346,177	$ 219,548
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical platinum bullion that constitutes total equity	19.70%	22.00%
Percentage of physical palladium bullion that constitutes total equity	80.20%	77.80%
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Number of days for advance notice required	15 days
Canada | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 246,000	$ 134,000
Scenario Member | Other price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of platinum and palladium	1.00%
Percentage decrease in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,200,000	$ 1,000,000
Scenario Member | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%